Fair Value Measurement- Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Estimated contractual amount payable at maturity of FVTPL deposits	$ 872	$ 786
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	19	197
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	2	0
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	1,851
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
FVTPL liabilities gain (losses)	16	76
Net gain (loss) net of hedges was realized for FVTPL assets and FVTPL liabilities	50	(60)
Level 3 of fair value hierarchy [member] | Corporate equity limited partenrship [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement assets	90	63
Decrease in fair value measurement assets	90	63
Level 3 of fair value hierarchy [member] | Embedded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement assets	95	84
Decrease in fair value measurement assets	86	74
Level 3 of fair value hierarchy [member] | Cumulative translation adjustment [member]
Disclosure of detailed information about financial instruments [line items]
Accumulated FVTPL liabilities gain (losses)	$ 39	$ 55